Restricted Cash (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash [Abstract]
Restricted cash	$ 1,538,462	$ 2,192,015	$ 2,931,357
Letter of guarantee for operation	89,744	384,615	461,538
Banking facilities
Fixed deposits	$ 1,538,462	$ 2,192,015